PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Buildings	198,450	193,791	31,106
Leasehold improvements	7,930	8,307	1,333
Furniture, fixtures and office equipment	5,405	6,164	989
Computer equipment	29,106	26,211	4,207
Motor vehicles	8,318	9,316	1,495
Agricultural equipment	5,195	11,431	1,835

Total	254,404	255,220	40,965
Less: accumulated depreciation and amortization	(75,139)	(87,828)	(14,097)

Property and equipment, net	179,265	167,392	26,868